Basis of Preparation	12 Months Ended
Dec. 31, 2020
Disclosure Of Basis Of Preparation Of Financial Statements [Abstract]
Basis of Preparation
1 – BASIS OF PREPARATION
The Consolidated Financial Statements of Royal Dutch Shell plc (the “Company”) and its subsidiaries (collectively referred to as “Shell”) have been prepared in accordance with international accounting standards in conformity with the requirements of the UK Companies Act 2006 (the “Act”), and therefore in accordance with International Financial Reporting Standards (IFRS) adopted pursuant to Regulation (EC) No 1606/2002 as it applies in the European Union. As applied to Shell, there are no material differences from IFRS as issued by the International Accounting Standards Board (IASB); therefore, the Consolidated Financial Statements have been prepared in accordance with IFRS as issued by the IASB.

As described in the accounting policies in Note 2, the Consolidated Financial Statements have been prepared under the historical cost convention except for certain items measured at fair value. Those accounting policies have been applied consistently in all periods, except for the accounting for lease contracts following the prospective adoption of IFRS 16 Leases from January 1, 2019.
The Consolidated Financial Statements were approved and authorised for issue by the Board of Directors on March 10, 2021.